Income Taxes (Narrative) (Details) (USD $)	12 Months Ended				0 Months Ended		12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 27, 2013 CNS Therapeutics, Inc.	Jun. 28, 2013 Post-Separation	Sep. 27, 2013 Internal Revenue Service (IRS)	Sep. 30, 2011 Internal Revenue Service (IRS) Covidien	Sep. 27, 2013 U.S. - Federal and State	Sep. 27, 2013 Foreign Tax Authority	Sep. 28, 2012 Parent Company Investment
Income Taxes [Line Items]
Unrecognized tax benefits that would require cash remittance if not sustained	$ 100,100,000	$ 13,400,000	$ 14,200,000
Advance payment in connection with proposed settlements of certain tax matters							35,100,000
Advance payment in connection with proposed settlement of certain tax matters, tax payment	0	23,500,000	23,500,000				23,500,000
Advance payment in connection with proposed settlement of certain tax matters, interest payment							11,600,000
Advance payments to be made in next fiscal year	30,000,000
Unrecognized tax benefits transferred from Covidien	84,200,000	0	0		84,200,000
Unrecognized tax benefits, which if favorably settled would benefit the effective tax rate	96,300,000	144,300,000	144,800,000
Interest expense on unrecognized tax benefits	2,400,000	1,400,000	3,800,000
Interest accrued on unrecognized tax benefits	62,100,000	33,900,000	32,500,000							26,000,000
Accrued interest on unrecognized tax benefits transferred from Covidien					51,800,000
Penalty accruals transferred from Covidien					4,000,000
Unrecognized tax benefits that would impact effective tax rate, upper bound of change	22,600,000
Income tax penalties and interest accrued that would impact effective tax rate, upper bound of change	15,600,000
Deferred income taxes (current asset)	171,100,000	119,900,000
Current deferred tax assets transferred from Covidien					16,500,000
Deferred intercompany interest	19,200,000	0
Increase in deferred tax asset due to acquisition				5,800,000
Deferred income taxes (non-current liability)	310,100,000	73,700,000
Noncurrent deferred tax liability transferred from Covidien					165,100,000
Increase in deferred tax liability due to acquisition				32,900,000
Deferred tax liability, investment in partnership	173,600,000	0
Operating loss carryforwards									13,600,000
Operating loss carryforwards, not subject to expiration									11,400,000
Operating loss carryforwards, subject to expiration								23,200,000	2,200,000
Capital loss carryforwards						5,400,000
Tax credit carryforward	11,400,000
Tax credit carryforwards, not subject to expiration	600,000
Deferred tax assets, valuation allowance	30,000,000	15,300,000
Foreign earnings intended to be repatriated	200,000	400,000	3,800,000
Undistributed earnings	$ 1,000,000,000